Annual Fund Operating Expenses	Dec. 31, 2021
Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%
Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.06%
Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%
Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%